Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Effects of IFRS Adjustments on Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales	€ 308,250	€ 318,401	[1]
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales		318,472
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales		(71)
Effects on inventories for revenue derecognised [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales		(1,826)
Effects of deferred costs for Natuzzi Display System [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales		802
Effects of deferred costs for Service Type Warranty [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales		189
Amortization charge of capital grants [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales		603
IAS 19 adjustment - employees' leaving entitlement [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales		€ 303

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.